UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MANAGED MUNICIPALS

FUND INC.

FORM NQ

AUGUST 31, 2007

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)

August 31, 2007

Face Amount	Security	Value
MUNICIPAL BONDS — 97.2%
Alabama — 3.4%
$24,510,000	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-Insured, Call 2/1/09 @ 101, 5.375% due 2/1/36 (a)	$25,309,516
Arizona — 1.7%
3,705,000	Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured, 5.000% due 8/1/19	3,906,293
4,000,000	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/29 (a)	4,205,440
	Phoenix, AZ:
3,000,000	Civic Improvement Corp. Airport Revenue, Senior Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (b)	3,080,670
1,000,000	GO, Series B, 5.000% due 7/1/27	1,046,090
	Total Arizona	12,238,493
California — 13.3%
	California EFA Revenue:
4,485,000	Call 7/01/08 @ 101, Series A, 5.625% due 7/1/23 (a)	4,600,489
2,555,000	Series A, 5.625% due 7/1/23	2,557,069
	California Health Facilities Finance Authority Revenue:
6,000,000	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.250% due 12/1/34 (a)	6,388,740
1,000,000	Sutter Health, Series A, 6.250% due 8/15/35	1,059,340
3,600,000	California Housing Finance Agency Revenue, Home Mortgage, Series E, 4.700% due 8/1/24 (b)	3,359,916
5,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,181,000
19,400,000	California State, GO, Various Purpose, 5.000% due 6/1/37	19,443,068
7,375,000	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC-Insured, 5.000% due 10/1/29	7,490,419
	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
10,000,000	Refunding, Enhanced Asset Backed, Series A, FGIC-Insured, 5.000% due 6/1/38	10,107,900
6,000,000	Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (a)	6,894,480
7,000,000	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/33 (a)	7,339,150
4,855,000	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AY, AMBAC-Insured, 5.000% due 5/1/37	4,932,777
3,340,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	3,400,788
1,145,000	Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, MBIA-Insured, 5.375% due 2/1/19	1,163,858
5,000,000	San Diego, CA, USD GO, Series E, FSA-Insured, 5.000% due 7/1/28	5,305,150
3,000,000	San Jose, CA, Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,061,590
3,000,000	San Mateo County Community College District, COP, MBIA-Insured, Call 10/1/14 @ 100, 5.000% due 10/1/25 (a)	3,234,840
2,500,000	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, MBIA-Insured, 5.000% due 6/1/23	2,564,975
	Total California	98,085,549
Colorado — 7.5%
4,000,000	Colorado Educational & Cultural Facilities Authority Revenue, University of Denver Project, AMBAC-Insured, Call 3/1/11@ 100, 5.375% due 3/1/23 (a)	4,218,144
	Colorado Health Facilities Authority Revenue:
5,000,000	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (c)	5,024,950
4,000,000	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (d)	4,164,480

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Colorado — 7.5% (continued)
	Denver, CO:
	City & County Airport Revenue, Series C:
$10,945,000	6.125% due 11/15/25 (b)(d)	$12,852,932
13,630,000	Unrefunded Balance, 6.125% due 11/15/25 (b)	13,735,632
2,000,000	City & County, COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (a)	2,125,940
1,700,000	El Paso County, CO, COP, Detention Facility Project, Series B, AMBAC-Insured, 5.000% due 12/1/23	1,744,744
	Garfield County, CO, GO, School District No. 2, FSA-Insured, State Aid Withholding:
2,300,000	5.000% due 12/1/23	2,360,536
1,000,000	5.000% due 12/1/25	1,023,510
7,320,000	University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, Call 6/1/13 @100, 5.000% due 6/1/28 (a)	7,776,475
	Total Colorado	55,027,343
Connecticut — 1.0%
	Connecticut State:
	GO, Series B, Call 6/15/12 @ 100:
4,490,000	5.500% due 6/15/21 (a)	4,842,735
1,600,000	5.000% due 6/15/22 (a)	1,694,544
970,000	HEFA Revenue, Child Care Facilities Project, Series C, AMBAC-Insured, 5.625% due 7/1/29	1,017,006
	Total Connecticut	7,554,285
Delaware — 1.4%
10,000,000	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, Series B, AMBAC-Insured, 5.200% due 2/1/19	10,438,900
Florida — 2.6%
5,000,000	Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding, Series B, FSA-Insured, 5.000% due 6/1/24	5,137,500
1,465,000	Florida State Department of Transportation, GO, Right of Way Project, FGIC-Insured, 5.000% due 7/1/25	1,496,044
6,500,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (b)	6,520,215
1,290,000	Miami Beach, FL, Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,344,657
2,000,000	Orange County, FL, School Board, COP, Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (a)	2,077,360
2,500,000	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,553,225
	Total Florida	19,129,001
Georgia — 2.2%
6,000,000	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	6,244,740
2,335,000	Georgia State, HFA Revenue, Single Family, Series C, Subordinated Series C-2, 4.550% due 12/1/31 (b)	2,100,473
	Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	Call 10/1/11 @ 102, 5.750% due 10/1/21 (a)	2,378,925
	Refunding, Series A:
2,000,000	5.250% due 10/1/25	2,007,900
1,000,000	5.375% due 10/1/29	1,005,940
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (a)	2,155,600
	Total Georgia	15,893,578

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Hawaii — 0.6%
$4,000,000	Hawaii State, Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (d)	$4,105,360
Illinois — 4.1%
	Chicago, IL:
4,095,000	Refunding GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,251,306
7,400,000	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (a)	7,885,070
8,000,000	Illinois Health Facilities Authority Revenue, Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (a)	8,492,480
5,000,000	Illinois State, GO, First Series, MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (a)	5,253,550
4,000,000	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22	4,155,880
	Total Illinois	30,038,286
Indiana — 0.4%
3,000,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,121,860
Iowa — 0.9%
	Iowa Finance Authority Single Family Mortgage Revenue, Series I, GNMA/FNMA-Insured:
2,500,000	4.900% due 7/1/31 (b)	2,371,875
4,275,000	4.950% due 7/1/37 (b)	4,029,145
	Total Iowa	6,401,020
Kansas — 1.2%
5,000,000	Johnson County, KS, GO, USD No. 229, Refunding, Series B, 5.000% due 10/1/18	5,278,300
3,000,000	Wyandotte County, Kansas City, KS, Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	3,377,970
	Total Kansas	8,656,270
Kentucky — 1.7%
13,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	12,789,920
Maine — 0.2%
1,770,000	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	1,780,425
Maryland — 1.2%
	Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, Series A, FGIC-Insured:
2,500,000	5.125% due 7/1/32	2,553,850
3,385,000	5.200% due 7/1/32	3,476,124
3,075,000	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26	3,097,571
	Total Maryland	9,127,545
Massachusetts — 4.3%
2,430,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100, 5.500% due 7/1/30 (a)	2,545,401
1,125,000	Massachusetts DFA Revenue, Merrimack College Issue, MBIA-Insured, 5.200% due 7/1/32	1,164,150
	Massachusetts HEFA Revenue:
2,500,000	Berklee College of Music, Series A, 5.000% due 10/1/32	2,515,650

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Massachusetts — 4.3% (continued)
$1,850,000	University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	$1,914,565
5,000,000	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (a)	5,271,000
	Massachusetts State, GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
10,950,000	5.250% due 11/1/30 (a)	11,691,753
6,050,000	Refunded Balance, 5.250% due 11/1/30 (a)	6,459,827
	Total Massachusetts	31,562,346
Michigan — 2.9%
5,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/30 (a)	5,246,200
	Michigan State, COP, AMBAC-Insured, Call 6/1/10 @ 100:
2,345,000	5.500% due 6/1/19 (a)	2,456,341
6,000,000	5.500% due 6/1/27 (a)	6,284,880
	Michigan State Hospital Finance Authority Revenue, Refunding:
5,000,000	Sparrow Hospital Obligated, 5.000% due 11/15/36	4,778,050
2,500,000	Trinity Health Credit, Series C, 5.375% due 12/1/23	2,604,450
	Total Michigan	21,369,921
Minnesota — 1.8%
1,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,534,125
4,000,000	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Subordinated Series C, FGIC-Insured, Call 1/1/11 @ 100, 5.250% due 1/1/26 (a)	4,195,760
7,000,000	Minneapolis, MN, Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23	7,451,010
345,000	Minnesota State Housing Financing Agency, Single-Family Mortgage, Series I, 5.500% due 1/1/17	348,588
	Total Minnesota	13,529,483
Mississippi — 0.6%
4,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	4,264,440
Missouri — 3.4%
1,500,000	Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, FSA-Insured, 5.100% due 3/1/22	1,573,455
21,000,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Revolving Funds Program, Series B, 5.000% due 1/1/24	21,659,400
2,000,000	St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.125% due 7/1/22 (a)	2,099,160
	Total Missouri	25,332,015
Montana — 1.3%
9,805,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	9,854,319
Nebraska — 0.4%
3,000,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC-Insured, 5.000% due 1/1/25	3,080,790
New Jersey — 3.3%
1,000,000	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (a)	1,060,070
	New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	Englewood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	3,966,140
8,000,000	Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,326,480

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
New Jersey — 3.3% (continued)
$2,395,000	New Jersey State Highway Authority, Garden State Parkway General Revenue, Series Parkway, Call 1/1/10 @ 101, 5.625% due 1/1/30 (a)	$2,520,737
3,125,000	New Jersey State, EDA, PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	3,182,781
1,350,000	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,360,571
3,285,000	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32	3,495,109
	Total New Jersey	23,911,888
New Mexico — 0.1%
575,000	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, Series D-3, 5.625% due 9/1/28	577,012
New York — 6.9%
	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102:
2,000,000	5.500% due 8/1/19 (a)	2,105,920
3,000,000	5.750% due 8/1/29 (a)	3,172,560
	New York City, NY:
5,100,000	Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, Series A, FGIC-Insured, 5.000% due 7/1/25	5,245,911
	Municipal Water Finance Authority, Water & Sewer System Revenue, Series D:
6,000,000	5.250% due 6/15/25	6,243,420
24,320,000	5.000% due 6/15/38	24,646,618
	New York State Dormitory Authority Revenue:
5,000,000	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (a)	5,288,350
1,000,000	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,042,920
3,000,000	New York State Thruway Authority, Highway & Bridge, Transportation Fund, Series B-1, FGIC-Insured, Call 4/1/10 @ 101, 5.400% due 4/1/17 (a)	3,159,570
	Total New York	50,905,269
North Carolina — 0.8%
1,750,000	Charlotte, NC, COP, Governmental Facilities Projects, Series G, 5.000% due 6/1/28	1,777,772
1,615,000	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,684,623
	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, Series A, AMBAC-Insured:
1,000,000	5.000% due 6/1/23	1,027,010
1,250,000	5.000% due 6/1/33	1,272,363
	Total North Carolina	5,761,768
Ohio — 8.6%
2,000,000	Canton, OH, City School District, GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (a)	2,111,320
3,000,000	Cuyahoga County, OH, Hospital Revenue, University Hospitals Health System Inc., AMBAC-Insured, Call 7/15/09 @ 101, 5.500% due 1/15/30 (a)	3,127,440
1,000,000	Garfield Heights, OH, City School District, School Improvement, FSA-Insured, 5.000% due 12/15/22	1,029,770
	Hamilton County, OH:
2,000,000	Hospital Facilities Revenue, Cincinnati Childrens Hospital, Series J, FGIC-Insured, 5.250% due 5/15/23	2,083,400
	Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Ohio — 8.6% (continued)
$5,075,000	5.250% due 12/1/32	$5,229,788
19,925,000	Call 12/1/10 @ 100, 5.250% due 12/1/32 (a)	20,883,193
7,500,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	7,627,725
5,990,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,192,941
3,025,000	Muskingum County, OH, GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,138,377
1,805,000	Ohio State Revenue, Revitalization Project, Series A, AMBAC-Insured, 5.000% due 4/1/21	1,882,904
1,375,000	Ohio State, Higher Educational Facility Commission Revenue, University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (a)	1,463,756
1,500,000	Steubenville, OH, Hospital Revenue, Call 10/1/10 @ 100, 6.375% due 10/1/20 (a)	1,615,020
	Summit County, OH, GO, FGIC-Insured:
1,000,000	5.000% due 12/1/21	1,035,120
500,000	5.000% due 12/1/22	515,355
1,500,000	Trumbull County, OH, GO, MBIA-Insured, 5.200% due 12/1/20	1,578,960
2,000,000	University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured, Call 6/1/11 @ 101, 5.250% due 6/1/24 (a)	2,126,800
1,500,000	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/20 (a)	1,602,495
	Total Ohio	63,244,364
Oregon — 1.8%
3,210,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,393,162
4,895,000	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, Call 11/15/12 @ 100, 5.125% due 11/15/23 (a)	5,223,993
4,880,000	Oregon State Veterans Welfare, GO, Series 82, 5.500% due 12/1/42	4,883,172
	Total Oregon	13,500,327
Pennsylvania — 4.7%
8,000,000	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	8,256,640
	State Public School Building Authorities, School Revenue, Philadelphia School District Project, FSA-Insured, State Aid Withholding, Call 6/1/13 @ 100:
18,745,000	5.250% due 6/1/26 (a)	20,153,499
5,540,000	5.250% due 6/1/27 (a)	5,956,276
	Total Pennsylvania	34,366,415
South Carolina — 5.1%
	Berkeley County, SC:
10,000,000	PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14	10,212,500
2,025,000	Water & Sewer Revenue, Series A, FSA-Insured, 5.000% due 6/1/23	2,083,745
15,000,000	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.500% due 12/1/28 (a)	16,368,000
	South Carolina Transportation Infrastructure Bank Revenue:
3,000,000	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	3,092,310
	Series A:
2,505,000	AMBAC-Insured, Call 10/1/11 @ 100, 5.125% due 10/1/31 (a)	2,641,623
3,000,000	MBIA-Insured, Call 10/1/09 @ 101, 5.500% due 10/1/30 (a)	3,135,090
	Total South Carolina	37,533,268

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Tennessee — 1.9%
$1,025,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	$1,050,840
6,420,000	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, AMBAC-Insured, Call 11/1/12 @ 100, 5.125% due 11/1/21 (a)	6,848,599
3,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, Series C, 5.000% due 2/1/27	2,930,670
3,000,000	Tennessee State, GO, Series A, Call 3/1/10 @ 100, 5.250% due 3/1/17 (a)	3,108,870
	Total Tennessee	13,938,979
Texas — 1.1%
5,000,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (b)	4,913,400
1,000,000	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (d)	1,139,420
2,335,000	Pasadena, TX, ISD, GO, School Building, PSF-GTD-Insured, 4.750% due 2/15/24	2,341,982
	Total Texas	8,394,802
Virginia — 3.4%
3,000,000	Chesapeake, VA, IDA, PCR, Remarketed 11/8/02, 5.250% due 2/1/08	3,003,300
3,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Series A, Remarketed 11/8/02, 5.875% due 6/1/17	3,162,600
1,500,000	Fairfax County, VA, Water Authority Water Revenue, Call 4/1/14 @ 100, 5.000% due 4/1/26 (a)	1,601,085
10,000,000	Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub-Series H-1, MBIA-Insured, 5.350% due 7/1/31	10,195,600
7,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,051,240
	Total Virginia	25,013,825
Washington — 0.4%
3,000,000	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,132,000
West Virginia — 0.7%
	West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	Series B, 5.300% due 5/1/24	3,899,484
1,420,000	Series C, 5.350% due 11/1/27	1,442,478
	Total West Virginia	5,341,962
Wisconsin — 0.3%
	Wisconsin State HEFA Revenue:
1,100,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,124,937
1,250,000	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,267,262
	Total Wisconsin	2,392,199
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $686,162,041)	716,704,743
SHORT-TERM INVESTMENTS — 2.8%
Colorado — 0.1%
1,000,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-8, LOC-Bank of America, 3.960%, 9/4/07 (e)	1,000,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

Face Amount	Security	Value
Connecticut — 0.3%
$2,200,000	Connecticut State HEFA Revenue, Yale University, Series X-3, 3.920%, 9/4/07 (e)	$2,200,000
Kansas — 0.2%
1,230,000	Kansas State Department of Transportation, Highway Revenue, Series B-2, 3.900%, 9/4/07 (e)	1,230,000
Massachusetts — 0.0%
100,000	Massachusetts State HEFA Revenue, Capital Asset Program, Series C, MBIA-Insured, SPA-State Street Bank & Trust Co., 3.850%, 9/4/07 (e)	100,000
200,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding, Subordinated Series D, LOC-Landesbank Baden-Wurttemberg, 4.050%, 9/4/07 (e)	200,000
	Total Massachusetts	300,000
Michigan — 0.3%
1,180,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit, Series F, SPA-Bank of America N.A., 3.950%, 9/4/07 (e)	1,180,000
800,000	Royal Oak, MI, Hospital Finance Authority, Revenue, Refunding, William Beaumont Hospital, AMBAC-Insured, SPA-Morgan Stanley, 3.940%, 9/4/07 (e)	800,000
	Total Michigan	1,980,000
Missouri — 0.5%
3,900,000	Missouri State HEFA Revenue, Washington University, Series B, SPA-Dexia Credit Local, 3.990%, 9/4/07 (e)	3,900,000
New York — 0.2%
1,200,000	New York City, NY, TFA, New York City Recovery Project Revenue, Series 1, Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.950%, 9/4/07 (e)	1,200,000
Oregon — 0.6%
4,100,000	Oregon State GO, Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.950%, 9/4/07 (e)	4,100,000
Pennsylvania — 0.0%
200,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, Series C, SPA-Wachovia Bank, 3.930%, 9/4/07 (e)	200,000
Texas — 0.6%
1,900,000	Gulf Coast Waste Disposal Authority, PCR, Refunding, Exxon Project, 3.880%, 9/4/07 (e)	1,900,000
2,300,000	Harris County, TX, Health Facilities Development Corp. Revenue, Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.960%, 9/4/07 (e)	2,300,000
	Total Texas	4,200,000
Utah — 0.0%
200,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series C, 3.960%, 9/4/07 (e)	200,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $20,510,000)	20,510,000
	TOTAL INVESTMENTS — 100.0% (Cost — $706,672,041#)	737,214,743

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HDA - Housing Development Agency
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PSF - Permanent School Fund
Q-SBLF - Qualified School Board Loan Fund
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority
USD - Unified School District

Summary of Investments by Industry (unaudited) *

Pre-Refunded	36.4%
Hospitals	10.6
General Obligation	9.9
Water & Sewer	9.3
Transportation	5.8
Housing: Single-Family	5.5
Utilities	4.2
Pollution Control	3.5
Escrowed to Maturity	3.0
Education	2.7
Tax Allocation	2.5
Cogeneration Facilities	2.2
Tobacco	2.1
Miscellaneous	1.0
Public Facilities	0.7
Government Facilities	0.2
Housing: Multi-Family	0.2
Finance	0.2

100%

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2007

* As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2007 and are subject to change.

Ratings Table† (August 31, 2007) (unaudited)

S&P/Moody’s **
AAA/Aaa	57.0%
AA/Aa	16.2
A	14.1
BBB/Baa	4.8
BB/Ba	1.9
CCC/Caa	0.7
A-1/VMIG1	2.6
P-1	0.1
NR	2.6

100.0%

†As a percentage of total investments

** S&P primary rating, then Moody’s.

See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal tax as is consistent with the preservation of capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,406,348
Gross unrealized depreciation	(2,863,646)
Net unrealized appreciation	$30,542,702

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	October 29, 2007